Loans receivable, net (Past Due Financing Receivables) (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)
Loans and Leases Receivable, Net Amount, Total		$ 82,959,256
Total loans receivable, net	$ 10,636		$ 23,717
Financing Receivables 1 To 89 Days Past Due [Member]
Loans and Leases Receivable, Net Amount, Total			11
Financing Receivables, 90 to 179 Days Past Due [Member]
Loans and Leases Receivable, Net Amount, Total	1		6
Financing Receivables, 180 to 365 Days Past Due [Member]
Loans and Leases Receivable, Net Amount, Total	1		524
Financing Receivables, Equal to Greater than 365 Days Past Due [Member]
Loans and Leases Receivable, Net Amount, Total	415		14,482
Financial Asset, Past Due [Member]
Loans and Leases Receivable, Net Amount, Total	417		15,023
Financial Asset, Not Past Due [Member]
Loans and Leases Receivable, Net Amount, Total	$ 10,219		$ 8,694